Consolidated Statements of Comprehensive Income - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating revenue
Revenue from telecommunications services	¥ 670,907	¥ 668,351	¥ 623,422
Revenue from sales of products and others	65,912	72,163	84,999
Operating revenue	736,819	740,514	708,421
Operating expenses
Leased lines and network assets	47,470	46,336	39,083
Interconnection	20,692	21,762	21,779
Depreciation	152,545	149,780	138,090
Employee benefit and related expenses	93,939	85,513	79,463
Selling expenses	60,326	61,086	57,493
Cost of products sold	66,231	73,668	87,352
Other operating expenses	174,229	182,243	167,073
Operating expenses	615,432	620,388	590,333
Profit from operations	121,387	120,126	118,088
Other gains	2,906	2,389	1,968
Interest and other income	15,885	15,883	16,005
Finance costs	(144)	(210)	(235)
Income from investments accounted for using the equity method	13,861	9,949	8,636
Profit before taxation	153,895	148,137	144,462
Taxation	(35,944)	(33,723)	(35,623)
PROFIT FOR THE YEAR	117,951	114,414	108,839
Items that will not be subsequently reclassified to profit or loss
Changes in the fair value of equity investments at fair value through other comprehensive income	(168)
Share of other comprehensive income/(loss) of investments accounted for using the equity method	60		(16)
Items that may be subsequently reclassified to profit or loss
Change in value of available-for-sale financial assets		(5)	24
Currency translation differences	1,160	(735)	774
Share of other comprehensive income/(loss) of investments accounted for using the equity method	1,188	(1,038)	(1,043)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	120,191	112,636	108,578
Profit attributable to:
Equity shareholders of the Company	117,781	114,279	108,741
Non-controlling interests	170	135	98
PROFIT FOR THE YEAR	117,951	114,414	108,839
Total comprehensive income attributable to:
Equity shareholders of the Company	120,021	112,501	108,480
Non-controlling interests	170	135	98
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	¥ 120,191	¥ 112,636	¥ 108,578
Earnings per share - Basic and diluted	¥ 5.75	¥ 5.58	¥ 5.31